Income Taxes (Allocation Of Total Income Tax Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010
Income Tax Disclosure [Abstract]
Earnings from continuing operations	$ 161.5	$ 168.9	$ 136.6
(Losses) earnings from discontinued operations	(0.7)	(1.5)	(1.5)
Total consolidated income tax expense	$ 160.8	$ 167.4	$ 135.1